Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	$ 181,000	$ 142,000	$ 700,000	$ 500,000